Eaton Vance
Ohio Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 102.7%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 4.6%
Ohio Water Development Authority:
4.00%, 6/1/36	$1,500	$ 1,530,660
5.00%, 12/1/35	2,000	2,131,120
Sustainability Bonds, 5.00%, 12/1/40	2,000	2,266,200
Ohio Water Development Authority, Water Pollution Control Loan Fund, 5.00%, 12/1/40	1,000	1,103,580
Rickenbacker Port Authority, OH, (OASBO Expanded Asset Pooled Financing Program), 5.375%, 1/1/32	1,590	1,810,533
		$ 8,842,093
Education — 14.2%
Bowling Green State University, OH:
4.00%, 6/1/39	$750	$ 750,442
4.00%, 6/1/45	1,300	1,240,083
Kent State University, OH:
5.00%, 5/1/37	215	233,333
5.00%, 5/1/38	250	270,355
5.00%, 5/1/39	265	285,924
5.00%, 5/1/40	405	435,646
Miami University, OH, 4.00%, 9/1/45	2,000	1,879,480
Ohio Higher Educational Facility Commission, (Case Western Reserve University):
5.00%, 12/1/26	350	379,043
5.00%, 12/1/27	300	323,739
5.00%, 12/1/40	1,000	1,047,400
Ohio Higher Educational Facility Commission, (Denison University):
4.00%, 11/1/39	115	112,973
5.25%, 11/1/46	1,355	1,434,837
Ohio Higher Educational Facility Commission, (Kenyon College), 4.00%, 7/1/40	1,000	934,410
Ohio Higher Educational Facility Commission, (Oberlin College):
5.00%, 10/1/33	2,000	2,015,580
5.00%, 10/1/38	910	915,960
Ohio Higher Educational Facility Commission, (The College of Wooster), 5.00%, 9/1/36	1,000	1,077,520
Ohio Higher Educational Facility Commission, (University of Dayton):
5.00%, 12/1/32	550	573,480
5.00%, 2/1/38	1,200	1,284,960
Ohio State University:
5.00%, 12/1/29	1,060	1,213,891
5.00%, 6/1/38	2,535	2,546,560
Security	Principal Amount (000's omitted)	Value
Education (continued)
Ohio State University: (continued)
Green Bonds, 4.00%, 12/1/43	$1,725	$ 1,659,105
Ohio University, 5.00%, 12/1/35	500	535,675
Port of Greater Cincinnati Development Authority, OH, (St. Xavier High School, Inc.):
4.00%, 4/1/33	335	344,919
4.00%, 4/1/34	510	521,281
4.00%, 4/1/35	350	353,651
4.00%, 4/1/36	350	351,015
4.00%, 4/1/37	560	554,428
4.00%, 4/1/38	400	391,604
4.00%, 4/1/39	415	401,637
4.00%, 4/1/40	415	396,827
University of Cincinnati, OH:
5.00%, 6/1/34	585	623,154
5.00%, 6/1/47	2,000	2,072,320
		$ 27,161,232
Electric Utilities — 1.9%
American Municipal Power, Inc., OH, (Greenup Hydroelectric Facility), 5.00%, 2/15/46	$1,000	$ 1,018,950
American Municipal Power, Inc., OH, (Meldahl Hydroelectric):
4.00%, 2/15/34	2,005	2,021,161
5.00%, 2/15/33	595	624,839
		$ 3,664,950
Escrowed/Prerefunded — 2.1%
Cuyahoga County, OH, Sales Tax Revenue, Prerefunded to 12/1/24, 5.00%, 12/1/35	$1,000	$ 1,043,110
Highland Local School District, OH:
Prerefunded to 6/1/23, 5.00%, 12/1/37	540	544,530
Prerefunded to 6/1/23, 5.00%, 12/1/39	1,100	1,109,229
Northeast Ohio Regional Sewer District, Prerefunded to 11/15/24, 5.00%, 11/15/44	1,255	1,306,367
Ohio State University, Escrowed to Maturity, 5.00%, 12/1/29	45	51,442
Ohio, (Cleveland Clinic Health System), Prerefunded to 1/1/28, 4.00%, 1/1/43	20	21,156
		$ 4,075,834
General Obligations — 12.5%
Butler County, OH, Special Tax Assessment, 5.50%, 12/1/28	$1,000	$ 1,001,690
Cleveland, OH:
5.00%, 12/1/44	1,000	1,094,180

Eaton Vance
Ohio Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Cleveland, OH: (continued)
5.00%, 12/1/47	$1,000	$ 1,088,430
5.00%, 12/1/51	1,000	1,083,020
Columbus City School District, OH, 5.00%, 12/1/30	1,500	1,608,915
Columbus, OH:
5.00%, 4/1/37	1,000	1,133,440
5.00%, 4/1/39	2,700	3,020,436
Cuyahoga Community College District, OH:
3.50%, 12/1/39	1,400	1,295,924
4.00%, 12/1/42	1,500	1,489,590
Hamilton, OH, 4.00%, 12/28/23	1,000	1,005,810
Northwest Local School District, OH, Prerefunded to 12/1/23, 5.00%, 12/1/40	500	509,415
Ohio:
5.00%, 5/1/24	575	591,669
5.00%, 5/1/33	1,500	1,630,410
5.00%, 3/1/36	1,250	1,444,862
5.00%, 3/1/37	1,000	1,144,610
5.00%, 5/1/37	1,025	1,162,832
5.00%, 3/1/40	1,500	1,661,835
Streetsboro City School District, OH, 4.00%, 12/1/36	210	218,669
Summit County, OH, 5.00%, 12/1/43	1,000	1,097,630
Upper Arlington City School District, OH, 5.75%, 12/1/40	500	533,885
		$ 23,817,252
Hospital — 15.0%
Akron, Bath and Copley Joint Township Hospital District, OH, (Children's Hospital Medical Center of Akron):
4.00%, 11/15/42	$1,250	$ 1,179,288
Prerefunded to 5/15/23, 5.00%, 11/15/38	1,155	1,162,923
Akron, Bath and Copley Joint Township Hospital District, OH, (Summa Health Obligated Group):
4.00%, 11/15/35	500	464,395
4.00%, 11/15/37	525	475,088
Allen County, OH, (Bon Secours Mercy Health, Inc.), 4.00%, 12/1/40	1,000	937,750
Allen County, OH, (Mercy Health), 4.00%, 8/1/47(1)	5,150	4,694,843
Butler County, OH, (UC Health):
4.00%, 11/15/37	920	880,955
5.00%, 11/15/28	590	629,636
Franklin County, OH, (Nationwide Children's Hospital), 5.00%, 11/1/34	750	802,890
Franklin County, OH, (OhioHealth Corp.):
4.00%, 5/15/47	2,000	1,917,400
5.00%, 5/15/40	1,200	1,216,320
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Franklin County, OH, (Trinity Health Credit Group), 5.00%, 12/1/46	$2,000	$ 2,021,180
Hamilton County, OH, (UC Health), 5.00%, 9/15/45	1,125	1,104,053
Miami County, OH, (Kettering Health Network Obligated Group), 5.00%, 8/1/38	1,000	1,038,400
Middleburg Heights, OH, (Southwest General Health Center), 4.00%, 8/1/47	2,000	1,758,640
Montgomery County, OH, (Kettering Health Network Obligated Group), 4.00%, 8/1/41	500	483,935
Muskingum County, OH, (Genesis HealthCare System Obligated Group), 5.00%, 2/15/33	460	460,101
Ohio Higher Educational Facility Commission, (University Hospitals Health System, Inc.):
4.00%, 1/15/39	1,100	1,036,816
5.00%, 1/15/27	1,500	1,501,020
5.00%, 1/15/29	450	450,207
Ohio, (Cleveland Clinic Health System):
4.00%, 1/1/36	2,055	2,091,456
4.00%, 1/1/43	2,165	2,084,657
Southeastern Ohio Port Authority, (Memorial Health System Obligated Group), 5.00%, 12/1/24	215	216,322
		$ 28,608,275
Housing — 0.2%
Ohio Housing Finance Agency, 3.00%, 9/1/39	$375	$ 337,770
		$ 337,770
Industrial Development Revenue — 2.7%
Cleveland, OH, (Continental Airlines), (AMT), 5.375%, 9/15/27	$1,630	$ 1,630,424
Ohio Air Quality Development Authority, (Pratt Paper, LLC), (AMT), 4.25%, 1/15/38(2)	1,700	1,576,546
Ohio, (Republic Services, Inc.), 2.90% to 3/1/23 (Put Date), 11/1/35	2,000	1,998,240
		$ 5,205,210
Insured - Electric Utilities — 7.4%
Cleveland, OH, Public Power System Revenue:
(AGM), 4.00%, 11/15/36	$1,000	$ 1,006,160
(AGM), 5.00%, 11/15/24	1,265	1,314,828
(NPFG), 0.00%, 11/15/27	2,540	2,163,902
Ohio Municipal Electric Generation Agency:
(NPFG), 0.00%, 2/15/26	3,000	2,708,370
(NPFG), 0.00%, 2/15/27	2,500	2,179,125
(NPFG), 0.00%, 2/15/28	4,750	3,993,135

Eaton Vance
Ohio Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities (continued)
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$770	$ 768,414
		$ 14,133,934
Insured - Escrowed/Prerefunded — 0.2%
Cleveland, OH, Public Power System Revenue, (AGM), Escrowed to Maturity, 5.00%, 11/15/24	$235	$ 244,619
Warrensville Heights City School District, OH, (BAM), Prerefunded to 12/1/24, 5.00%, 12/1/44	215	224,064
		$ 468,683
Insured - General Obligations — 17.5%
Cincinnati City School District, OH, (AGM), 5.25%, 12/1/29(1)	$7,500	$ 8,716,650
Cleveland, OH, (AMBAC), 5.50%, 10/1/23	2,105	2,144,532
Gahanna-Jefferson City School District, OH, (AGM), 4.00%, 12/1/44	1,500	1,468,005
Green Local School District, OH, (AGM), 4.625%, 11/1/47	1,020	1,044,215
Kettering City School District, OH, (AGM), 5.25%, 12/1/31	4,505	5,066,773
Mason City School District, OH, (AGM), 5.25%, 12/1/31	3,525	4,076,451
Springboro Community City School District, OH, (AGM), 5.25%, 12/1/30	5,000	5,733,600
Warrensville Heights City School District, OH, (BAM), 5.00%, 12/1/44	85	87,289
Westerville City School District, OH, (XLCA), 5.00%, 12/1/27	4,590	5,006,726
		$ 33,344,241
Insured - Hospital — 0.8%
Lucas County, OH, (ProMedica Healthcare Obligated Group), (AGM), 4.00%, 11/15/45	$1,725	$ 1,574,597
		$ 1,574,597
Insured - Transportation — 3.2%
Cleveland, OH, Airport System Revenue, (AGM), (AMT), 5.00%, 1/1/43	$1,000	$ 1,022,230
Ohio Turnpike Commission, (NPFG), 5.50%, 2/15/24	3,420	3,476,738
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/35	1,500	1,529,250
		$ 6,028,218
Insured - Water and Sewer — 2.0%
Newark, OH, Water System Revenue, (AGM), 5.00%, 12/1/39	$3,680	$ 3,906,725
		$ 3,906,725
Security	Principal Amount (000's omitted)	Value
Other Revenue — 4.0%
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	$1,875	$ 1,782,488
5.00%, 6/1/32	2,000	2,130,940
Cuyahoga County, OH, (Cleveland Orchestra):
5.00%, 1/1/33	400	438,284
5.00%, 1/1/34	300	328,650
5.00%, 1/1/35	500	544,185
5.00%, 1/1/41	725	771,987
Riversouth Authority, OH, (Lazarus Building Redevelopment), 5.75%, 12/1/27	1,560	1,558,580
		$ 7,555,114
Senior Living/Life Care — 1.6%
Butler County Port Authority, OH, (Community First Solutions), 4.00%, 5/15/46	$650	$ 609,564
Franklin County, OH, (Ohio Living Communities), 4.00%, 7/1/40	1,000	849,770
Lorain County Port Authority, OH, (Kendal at Oberlin), Prerefunded to 11/15/23, 5.00%, 11/15/30	580	589,558
Warren County, OH, (Otterbein Homes Obligated Group), 5.75%, 7/1/33	905	917,082
		$ 2,965,974
Special Tax Revenue — 5.5%
Akron, OH, Income Tax Revenue:
4.00%, 12/1/36	$655	$ 665,735
4.00%, 12/1/37	520	526,386
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	200	200,556
Cuyahoga County, OH, Sales Tax Revenue, 4.00%, 1/1/37	575	588,380
Delaware County, OH, Sales Tax Revenue, 5.00%, 12/1/28	2,000	2,103,040
Franklin County Convention Facilities Authority, OH, 5.00%, 12/1/26	1,000	1,037,420
Franklin County Convention Facilities Authority, OH, (Greater Columbus Convention Center Hotel Expansion), 5.00%, 12/1/39	525	531,515
Franklin County, OH, Sales Tax Revenue, 5.00%, 6/1/43	1,000	1,071,360
Greater Cleveland Regional Transit Authority, OH, Sales Tax Revenue, Prerefunded to 12/1/26, 5.00%, 12/1/31	435	473,793
Hamilton County, OH, Sales Tax Revenue, 5.00%, 12/1/32	1,000	1,175,550
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	2,285	2,080,333
		$ 10,454,068
Transportation — 2.3%
Cleveland, OH, Airport System Revenue, (AMT), 5.00%, 1/1/27	$625	$ 658,069

Eaton Vance
Ohio Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Ohio Turnpike and Infrastructure Commission, 5.00%, 2/15/46	$1,500	$ 1,614,855
Ohio, Major New State Infrastructure Project Revenue:
5.00%, 12/15/25	750	799,785
5.00%, 12/15/27	750	829,650
5.00%, 12/15/33	350	403,214
		$ 4,305,573
Water and Sewer — 5.0%
Cleveland, OH, Water Pollution Control Revenue, 5.00%, 11/15/41	$945	$ 971,847
Columbus, OH, Sewerage System Revenue, 5.00%, 6/1/30	1,500	1,600,845
County of Mahoning, OH, Sewer System Revenue, 5.00%, 12/1/46	1,565	1,664,378
Lancaster, OH, Wastewater System Revenue, 4.00%, 12/1/33	1,265	1,308,668
Ohio Water Development Authority, Water Pollution Control Loan Fund, Green Bonds, 4.00%, 12/1/46	2,000	1,928,300
Toledo, OH, Water System Revenue, 5.00%, 11/15/41	2,000	2,110,020
		$ 9,584,058
Total Tax-Exempt Municipal Obligations (identified cost $197,798,521)		$196,033,801

Trust Units — 0.5%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.5%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$940	$ 932,753
Total Trust Units (identified cost $947,078)		$ 932,753
Total Investments — 103.2% (identified cost $198,745,599)		$196,966,554
Other Assets, Less Liabilities — (3.2)%		$ (6,097,591)
Net Assets — 100.0%		$190,868,963
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2022, the aggregate value of these securities is $1,777,102 or 0.9% of the Fund's net assets.
The Fund invests primarily in debt securities issued by Ohio municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2022, 30.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.2% to 18.5% of total investments.

Eaton Vance
Ohio Municipal Income Fund
December 31, 2022
Portfolio of Investments (Unaudited) — continued

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. Long Treasury Bond	(30)	Short	3/22/23	$(3,760,313)	$69,286
					$69,286
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
NPFG	– National Public Finance Guarantee Corp.
XLCA	– XL Capital Assurance, Inc.
At December 31, 2022, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2022, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$196,033,801	$ —	$196,033,801
Trust Units	—	932,753	—	932,753
Total Investments	$ —	$196,966,554	$ —	$196,966,554
Futures Contracts	$69,286	$ —	$ —	$ 69,286
Total	$69,286	$196,966,554	$ —	$197,035,840
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.